Share Repurchase Program (Additional Information) (Details) - Share Repurchase Program [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value					$ 140,000	$ 50,000
Treasury Stock Shares Repurchased	966,860	1,491,795	1,554,960	2,104,405
Treasury Stock Shares Repurchased Consideration Value	$ 8,194	$ 20,000	$ 13,028	$ 29,998
Average Price Per Treasury Shares	$ 8.47	$ 13.41	$ 8.38	$ 14.25
Available for future repurchases value	$ 42,358		$ 42,358